Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about trade and other receivables explanatory [Table Text Block]
	Dec. 31, 2017	Dec. 31, 2016
Current
Trade receivables	$119,055	$85,386
Embedded derivatives - provisional pricing (note 26c)	17,427	12,538
Statutory receivables	13,961	43,808
Receivable from joint venture partners	2,808	-
Other receivables	2,271	10,835
	155,522	152,567
Non-current
Taxes receivable	14,394	12,424
Receivable from joint venture partners	16,414	18,681
Other receivables	1,651	1,543
	32,459	32,648

	$187,981	$185,215